Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

11. Other Intangible Assets

Other intangible assets consist of both finite-lived intangible assets and indefinite-lived intangible assets. The main part of the other intangible assets was acquired as part of the acquisitions of Brion and Cymer. For more information with respect to business combinations, see Note 2.

Finite-lived other intangible assets consist of the following:

(in thousands)	Brands EUR	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	Other EUR	Total EUR
Cost
Balance, January 1, 2012	-	47,250	49,031	8,733	2,231	107,245
Additions	-	7,658	-	-	-	7,658

Balance, December 31, 2012	-	54,908	49,031	8,733	2,231	114,903

Acquisitions through business combinations	13,280	-	427,797	162,980	-	604,057
Additions	-	4,000	-	-	-	4,000
Effect of changes in exchange rates	(726)	-	(23,380)	(8,907)	-	(33,013)

Balance, December 31, 2013	12,554	58,908	453,448	162,806	2,231	689,947

Accumulated amortization
Balance, January 1, 2012	-	47,228	44,271	5,277	2,103	98,879
Amortization	-	800	4,080	1,092	109	6,081

Balance, December 31, 2012	-	48,028	48,351	6,369	2,212	104,960
Amortization	382	2,135	18,694	6,332	19	27,562
Effect of changes in exchange rates	(13)	-	(596)	(174)	-	(783)

Balance, December 31, 2013	369	50,163	66,449	12,527	2,231	131,739

Carrying amount
December 31, 2012	-	6,880	680	2,364	19	9,943
December 31, 2013	12,185	8,745	386,999	150,279	-	558,208

The weighted-average amortization period for the total finite-lived other intangible assets acquired, as a result of the acquisition of Cymer, is 15.2 years.

The weighted-average amortization period for the finite-lived other intangible assets acquired, as a result of the acquisition of Cymer, by major intangible asset class is as follows:

(in years)	Brands	Developed technology	Customer relationships
Weighted-average amortization period	20.0	14.0	17.9

Acquired finite-lived other intangible assets are amortized on a straight-line basis not taking into account any residual value.

Intellectual property relates to licenses and patents purchased from third parties. During 2013, we acquired intellectual property from third parties for an amount of EUR 4.0 million (2012: EUR 7.7 million).

Indefinite-lived other intangible assets consist of the following:

(in thousands)	In-process R&D EUR
Cost
Balance, January 1, 2012	-
Additions	-

Balance, December 31, 2012	-
Acquisitions through business combinations	147,485
Additions	-
Effect of changes in exchange rates	(8,059)
Carrying amount, December 31, 2013	139,426

All acquired infinite-lived other intangible assets are allocated to the RU ASML.

Brands, Developed technology, Customer relationships, In-process R&D and Other were obtained from the acquisitions of Cymer (2013) and Brion (2007).

During 2013, we recorded amortization charges of EUR 27.6 million (2012: EUR 6.1 million; 2011: EUR 5.3 million) which were recorded in cost of sales for EUR 27.0 million (2012: EUR 6.0 million; 2011: EUR 5.3 million) and in R&D costs for EUR 0.6 million (2012:EUR 0.1 million and 2011: nil).

During 2013, 2012 and 2011, we did not record any impairment charges for other intangible assets.

As at December 31, 2013, the estimated amortization expenses for other intangible assets, for the next five years and thereafter, are as follows:

(in thousands)	EUR
2014	42,227
2015	41,317
2016	52,753
2017	51,958
2018	50,619
Thereafter	458,760

Amortization expenses	697,634